Capital and financial risk management - Net financial instruments - Derivative financial assets (liabilities), net (Details) - EUR (€) € in Millions	Mar. 31, 2021	Mar. 31, 2020
Fair value of financial instruments
Gross amount	€ (859)	€ 4,409
Amount set off	0
Amounts presented in balance sheet	(859)	4,409
Cash collateral	1,232	(4,177)
Net amount	€ 373	€ 232